Composition of The Group - Summary of the Material Subsidiaries (Details)	5 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2020
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Birkenstock Canada Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Canada Ltd.	Birkenstock Canada Ltd.	Birkenstock Canada Ltd.	Birkenstock Canada Ltd.
Country of incorporation of subsidiary	Canada	Canada	Canada	Canada
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%	100.00%
Birkenstock Components GmbH
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Components GmbH	Birkenstock Components GmbH	Birkenstock Components GmbH	Birkenstock Components GmbH
Country of incorporation of subsidiary	Germany	Germany	Germany	Germany
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%	100.00%
Birkenstock Cosmetics GmbH
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Cosmetics GmbH	Birkenstock Cosmetics GmbH	Birkenstock Cosmetics GmbH
Country of incorporation of subsidiary	Germany	Germany	Germany
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Birkenstock digital GmbH
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock digital GmbH	Birkenstock digital GmbH	Birkenstock digital GmbH	Birkenstock digital GmbH
Country of incorporation of subsidiary	Germany	Germany	Germany	Germany
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%	100.00%
Birkenstock Europe GmbH
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Europe GmbH	Birkenstock Europe GmbH	Birkenstock Europe GmbH
Country of incorporation of subsidiary	Germany	Germany	Germany
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Birkenstock Financing S.a r.l
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Financing S.à r.l.	Birkenstock Financing S.à r.l.	Birkenstock Financing S.à r.l.
Country of incorporation of subsidiary	Luxembourg	Luxembourg	Luxembourg
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Birkenstock Global Sales GmbH
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Global Sales GmbH	Birkenstock Global Sales GmbH	Birkenstock Global Sales GmbH
Country of incorporation of subsidiary	Germany	Germany	Germany
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Birkenstock Group B.V. & CO. KG
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Group B.V. & Co. KG	Birkenstock Group B.V. & Co. KG	Birkenstock Group B.V. & Co. KG
Country of incorporation of subsidiary	Germany	Germany	Germany
Proportion of ownership interest in subsidiary		100.00%	100.00%
Birkenstock IP GmbH
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock IP GmbH	Birkenstock IP GmbH	Birkenstock IP GmbH
Country of incorporation of subsidiary	Germany	Germany	Germany
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Birkenstock India Private Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock India Private Ltd.	Birkenstock India Private Ltd.	Birkenstock India Private Ltd.	Birkenstock India Private Ltd.
Country of incorporation of subsidiary	India	India	India	India
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%	100.00%
Birkenstock Injections GmbH
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Injections GmbH	Birkenstock Injections GmbH	Birkenstock Injections GmbH
Country of incorporation of subsidiary	Germany	Germany	Germany
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Birkenstock Japan Limited
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Japan Limited	Birkenstock Japan Limited	Birkenstock Japan Limited	Birkenstock Japan Limited
Country of incorporation of subsidiary	Japan	Japan	Japan	Japan
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%	100.00%
Birkenstock Logistics GmbH
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Logistics GmbH	Birkenstock Logistics GmbH	Birkenstock Logistics GmbH
Country of incorporation of subsidiary	Germany	Germany	Germany
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Birkenstock MEA FZ LLC
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock MEA FZ LLC	Birkenstock MEA FZ LLC	Birkenstock MEA FZ LLC	Birkenstock MEA FZ LLC
Country of incorporation of subsidiary	UAE	UAE	UAE	UAE
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%	100.00%
Birkenstock Nordic ApS
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Nordic ApS	Birkenstock Nordic ApS	Birkenstock Nordic ApS	Birkenstock Nordic ApS
Country of incorporation of subsidiary	Demark	Demark	Demark	Denmark
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%	100.00%
Birkenstock Real Estate GmbH
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Real Estate GmbH	Birkenstock Real Estate GmbH	Birkenstock Real Estate GmbH	Birkenstock Real Estate GmbH
Country of incorporation of subsidiary	Germany	Germany	Germany	Germany
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%	100.00%
Birkenstock Product GmbH
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Product GmbH	Birkenstock Product GmbH	Birkenstock Product GmbH
Country of incorporation of subsidiary	Germany	Germany	Germany
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Birkenstock Productions Hessen GmbH
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Productions Hessen GmbH	Birkenstock Productions Hessen GmbH	Birkenstock Productions Hessen GmbH	Birkenstock Productions Hessen GmbH
Country of incorporation of subsidiary	Germany	Germany	Germany	Germany
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%	100.00%
Birkenstock Productions Rheinland-Pfalz GmbH
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Productions Rheinland-Pfalz GmbH	Birkenstock Productions Rheinland-Pfalz GmbH	Birkenstock Productions Rheinland-Pfalz GmbH	Birkenstock Productions Rheinland-Pfalz GmbH
Country of incorporation of subsidiary	Germany	Germany	Germany	Germany
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%	100.00%
Birkenstock Productions Sachsen GmbH
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Productions Sachsen GmbH	Birkenstock Productions Sachsen GmbH	Birkenstock Productions Sachsen GmbH	Birkenstock Productions Sachsen GmbH
Country of incorporation of subsidiary	Germany	Germany	Germany	Germany
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%	100.00%
Birkenstock Sales GmbH
Disclosure of subsidiaries [line items]
Name of subsidiary				Birkenstock Sales GmbH
Country of incorporation of subsidiary				Germany
Proportion of ownership interest in subsidiary				100.00%
Birkenstock Spain, SL
Disclosure of subsidiaries [line items]
Name of subsidiary				Birkenstock Spain, SL
Country of incorporation of subsidiary				Spain
Proportion of ownership interest in subsidiary				100.00%
Birkenstock Spain S.L.U.
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Spain S.L.U.	Birkenstock Spain S.L.U.	Birkenstock Spain S.L.U.
Country of incorporation of subsidiary	Spain	Spain	Spain
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Birkenstock Trading (Shanghai) Co. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock Trading (Shanghai) Co. Ltd.	Birkenstock Trading (Shanghai) Co. Ltd.	Birkenstock Trading (Shanghai) Co. Ltd.	Birkenstock Trading (Shanghai) Co. Ltd.
Country of incorporation of subsidiary	China	China	China	China
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%	100.00%
Birkenstock UK Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock UK Ltd.	Birkenstock UK Ltd.	Birkenstock UK Ltd.	Birkenstock UK Ltd.
Country of incorporation of subsidiary	United Kingdom	United Kingdom	United Kingdom	United Kingdom
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%	100.00%
Birkenstock US BidCo, Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock US BidCo Inc.	Birkenstock US BidCo Inc.	Birkenstock US BidCo Inc.
Country of incorporation of subsidiary	USA	USA	USA
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Birkenstock USA LP
Disclosure of subsidiaries [line items]
Name of subsidiary	Birkenstock USA LP	Birkenstock USA LP	Birkenstock USA LP	Birkenstock USA LP
Country of incorporation of subsidiary	USA	USA	USA	USA
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%	100.00%
S&CC Portugal Unipessoal, Lda.
Disclosure of subsidiaries [line items]
Name of subsidiary	S&CC Portugal Unipessoal, Lda.	S&CC Portugal Unipessoal, Lda.	S&CC Portugal Unipessoal, Lda.
Country of incorporation of subsidiary	Portugal	Portugal	Portugal
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%